Income taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Net deferred tax liability	$ (4,827)	$ (5,622)	$ (6,692)	$ (8,378)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	3,779	3,014	3,267
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	995	1,153	1,257
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	8,409	6,344	5,862
Deferred tax liability	(2,541)	(2,746)	(2,126)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (15,469)	$ (13,387)	$ (14,952)